UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

U.S. Global Leaders Growth Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 95.26%		$413,523,672

(Cost $282,004,406)

Consumer Discretionary 13.82%		59,978,234

Hotels, Restaurants & Leisure 7.16%
Starbucks Corp.	370,860	14,867,777
Yum! Brands, Inc.	307,280	16,230,530

Internet & Catalog Retail 2.89%
Amazon.com, Inc. (I)	56,320	12,532,326

Specialty Retail 3.77%
Lowe's Companies, Inc.	361,440	7,799,875
Staples, Inc.	532,237	8,547,726

Consumer Staples 9.74%		42,266,156

Beverages 7.22%
PepsiCo, Inc.	208,550	13,355,542
The Coca-Cola Company	264,400	17,981,844

Food Products 2.52%
Danone SA, ADR (L)	765,320	10,928,770

Energy 8.52%		37,009,301

Energy Equipment & Services 8.52%
National Oilwell Varco, Inc.	236,430	19,049,167
Schlumberger, Ltd.	198,740	17,960,134

Financials 3.99%		17,312,066

Capital Markets 3.99%
State Street Corp.	417,460	17,312,066

Health Care 18.47%		80,191,747

Health Care Equipment & Supplies 8.19%
DENTSPLY International, Inc. (L)	228,380	8,653,318
Intuitive Surgical, Inc. (I)(L)	25,740	10,310,157
Stryker Corp.	305,480	16,599,783

Health Care Technology 4.56%
Cerner Corp. (I)(L)	297,700	19,794,073

Pharmaceuticals 5.72%
Mylan, Inc. (I)(L)	530,650	12,088,207
Novo Nordisk A/S, ADR	104,460	12,746,209

Industrials 6.91%		29,989,116

Air Freight & Logistics 2.87%
FedEx Corp.	143,480	12,465,542

Trading Companies & Distributors 4.04%
Fastenal Company (L)	520,760	17,523,574

Information Technology 28.74%		124,773,722

Communications Equipment 2.27%
Juniper Networks, Inc. (I)	420,670	9,839,471

Computers & Peripherals 4.60%
Apple, Inc. (I)	51,190	19,988,671

1

U.S. Global Leaders Growth Fund
As of 7-31-11 (Unaudited)

		Shares	Value

Information Technology (continued)

Internet Software & Services 7.99%
eBay, Inc. (I)		540,440	$17,699,410
Google, Inc., Class A (I)		28,130	16,981,800

IT Services 7.24%
Automatic Data Processing, Inc.		357,990	18,432,905
Visa, Inc., Class A		152,200	13,019,188

Software 6.64%
Oracle Corp.		537,920	16,449,594
Red Hat, Inc. (I)		293,790	12,362,683

Materials 5.07%			22,003,330

Chemicals 5.07%
Ecolab, Inc. (L)		168,220	8,411,000
Monsanto Company		184,980	13,592,330

Preferred Securities 2.98%			$12,968,640

(Cost $13,501,846)

Consumer Staples 2.98%			12,968,640

Companhia de Bebidas das Americas, ADR (L)		432,000	12,968,640

	Yield	Shares	Value

Securities Lending Collateral 17.57%			$76,273,359

(Cost $76,264,583)

John Hancock Collateral Investment Trust (W)	0.2369%(Y)	7,621,239	76,273,359

Total investments (Cost $371,770,835)† 115.81%			$502,765,671

Other assets and liabilities, net (15.81%)			($68,654,484)

Total net assets 100.00%			$434,111,187

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-11.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $382,681,486. Net unrealized ap/depreciation aggregated $120,084,185, of which $135,323,350 related to appreciated investment securities and $15,239,165 related to depreciated investment securities.

2

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260Q3 7/11
9/11

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Classic Value Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 99.83%		$1,810,316,926

(Cost $1,760,470,921)

Consumer Discretionary 9.90%		179,472,668

Diversified Consumer Services 1.83%
Apollo Group, Inc., Class A (I)	651,150	33,097,955

Household Durables 2.04%
Fortune Brands, Inc. (L)	612,969	36,906,863

Media 3.03%
Omnicom Group, Inc. (L)	1,171,075	54,946,839

Multiline Retail 1.97%
J.C. Penney Company, Inc. (L)	1,163,989	35,804,302

Specialty Retail 1.03%
Staples, Inc. (L)	1,165,424	18,716,709

Consumer Staples 2.45%		44,482,911

Beverages 2.45%
Molson Coors Brewing Company	987,412	44,482,911

Energy 12.54%		227,472,351

Oil, Gas & Consumable Fuels 12.54%
BP PLC, ADR	1,457,317	66,220,484
Exxon Mobil Corp.	896,323	71,517,612
Royal Dutch Shell PLC, ADR (L)	859,488	63,223,937
Royal Dutch Shell PLC, ADR, Class B	359,950	26,510,318

Financials 33.95%		615,593,707

Capital Markets 9.32%
Morgan Stanley	1,694,950	37,712,638
State Street Corp.	943,260	39,116,992
The Goldman Sachs Group, Inc.	292,050	39,417,989
UBS AG (I)(L)	3,199,304	52,724,530

Commercial Banks 2.06%
PNC Financial Services Group, Inc.	687,678	37,334,039

Diversified Financial Services 7.15%
Bank of America Corp.	3,415,900	33,168,389
Citigroup, Inc.	1,207,442	46,293,326
JPMorgan Chase & Company (L)	1,242,750	50,269,238

Insurance 15.42%
ACE, Ltd.	753,721	50,484,233
American International Group, Inc. (I)(L)	1,430,395	41,052,337
Axis Capital Holdings, Ltd.	1,662,135	52,972,242
Fidelity National Financial, Inc., Class A (L)	2,401,408	39,142,950
Hartford Financial Services Group, Inc.	768,300	17,993,586
The Allstate Corp.	2,810,650	77,911,218

Health Care 7.19%		130,417,755

Health Care Providers & Services 0.02%
Aetna, Inc.	10,800	448,092

Pharmaceuticals 7.17%
Abbott Laboratories	1,174,100	60,254,812
Forest Laboratories, Inc. (I)	915,928	33,944,292

1

Classic Value Fund
As of 7-31-11 (Unaudited)

		Shares	Value

Health Care (continued)

Johnson & Johnson (L)		552,100	$35,770,559

Industrials 8.99%			162,960,276

Aerospace & Defense 7.14%
Huntington Ingalls Industries, Inc. (I)(L)		221,563	7,417,929
L-3 Communications Holdings, Inc. (L)		680,423	53,835,068
Northrop Grumman Corp.		1,125,907	68,128,633

Building Products 1.85%
Masco Corp. (L)		3,182,810	33,578,646

Information Technology 17.15%			310,933,519

Computers & Peripherals 7.53%
Dell, Inc. (I)		2,206,135	35,827,632
Hewlett-Packard Company (L)		2,863,754	100,689,591

Electronic Equipment, Instruments & Components 2.05%
TE Connectivity, Ltd.		1,080,736	37,209,740

IT Services 1.85%
Computer Sciences Corp. (L)		947,525	33,428,682

Software 5.72%
CA, Inc.		2,681,930	59,807,039
Microsoft Corp.		1,604,775	43,970,835

Materials 4.31%			78,215,855

Chemicals 4.31%
PPG Industries, Inc.		521,931	43,946,587
The Sherwin-Williams Company		444,075	34,269,268

Utilities 3.35%			60,767,884

Electric Utilities 3.35%
Edison International		1,065,794	40,574,778
Entergy Corp.		302,292	20,193,106

	Yield	Shares	Value

Securities Lending Collateral 10.91%			$197,939,299

(Cost $197,916,106)

John Hancock Collateral Investment Trust (W)	0.2369%(Y)	19,778,107	197,939,299

		Shares	Value

Short-Term Investments 0.91%			$16,417,000

(Cost $16,417,000)

		Par value	Value

Repurchase Agreement 0.91%			16,417,000

Repurchase Agreement with State Street Corp. dated 7-29-11 at 0.010% to be repurchased at $16,417,014 on 8-1-11, collateralized by $16,440,000 Federal Home
Loan Bank, 2.375% due 6-30-18 (valued at $16,748,250, including interest)		$16,417,000	16,417,000

2

Classic Value Fund
As of 7-31-11 (Unaudited)

Total investments (Cost $1,974,804,027)† 111.65%	$2,024,673,225

Other assets and liabilities, net (11.65%)	($211,228,490)

Total net assets 100.00%	$1,813,444,735

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-11.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $2,114,482,446. Net unrealized depreciation aggregated $89,809,221, of which $91,734,206 related to appreciated investment securities and $181,543,427 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 7-31-11:

United States	80%
Switzerland	8%
Netherlands	5%
United Kingdom	4%
Bermuda	3%

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments are categorized as Level 1 under the hierarchy described above, except Repurchase Agreements, which are categorized as level 2.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

380Q3 7/11
9/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 20, 2011